Schedule of Investments
December 31, 2020 (unaudited)
Dividend Performers Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 97.22%

Arrangement of Transportation of Freight & Cargo - 2.00%
Expeditors International of Washington, Inc. (3)			2,424	230,547

Cardiovascular Devices - 1.98%
Abbott Laboratories			2,079	227,630

Cloud & Virtualization Software - 2.15%
Oracle Corporation			3,818	246,986

Construction Machinery & Equipment - 2.01%
Caterpillar, Inc. (3)			1,268	230,801

Construction, Mining & Materials Handling Machinery & Equipment - 2.02%
Dover Corp. (3)			1,839	232,174

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.00%
Emerson Electric Co. (3)			2,857	229,617

Electronic Components & Accessories - 1.91%
Hubbell, Inc. (3)			1,399	219,349

Engines & Turbines - 1.86%
Cummins, Inc. (3)			943	214,155

Fabricated Rubber Products - 2.07%
Carlisle Companies, Inc. (3)			1,522	237,706

Financial Info Services - 1.85%
S&P Global Inc.			646	212,360

Fire, Marine & Casualty Insurance - 2.00%
The Hanover Insurance Group, Inc. (3)			1,964	229,631

Front End Capital Equipment - 2.03%
KLA Corporation			901	233,278

General Industrial Machinery & Equipment - 1.83%
Illinois Tool Works, Inc.			1,031	210,200

Generic Pharma - 1.93%
PROG Holdings Inc			4,114	221,621

Guided Missiles & Space Vehicles & Parts - 1.79%
Lockheed Martin Corp. (3)			580	205,888

Hospital & Medical Service Plans - 2.01%
UnitedHealth Group, Inc. (3)			661	231,800

Household Furniture - 1.95%
Leggett & Platt, Inc. (3)			5,061	224,202

Industrial Equip & Sply Whslrs - 1.95%
Applied Industrial Technologies, Inc.			2,878	224,455

IT Services - Commercial - 2.04%
Accenture PLC			898	234,567

Large Pharma - 2.09%
Johnson & Johnson			1,530	240,791

Life Insurance Premiums - 1.97%
Globe Life Inc.			2,388	226,765

Medical Devices - 1.99%
Stryker Corporation			934	228,867

Metalworking Machinery & Equipment - 1.96%
Lincoln Electric Holdings, Inc. (3)			1,944	225,990

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.96%
Eaton Corp. PLC (Ireland) (3)			1,877	225,503

Motors & Generators - 1.95%
Regal Beloit Corp. (3)			1,828	224,497

Non-Financial Data Processors - 1.97%
Broadridge Financial Solutions, Inc.			1,481	226,889

Paints & Coatings - 3.91%
RPM International Inc.			2,548	231,307
The Sherwin-Williams Company			298	219,003

				450,310

Paper Mills - 1.96%
International Paper Co. (3)			4,525	224,983

Personal Care Products - 1.89%
Colgate-Palmolive Company			2,543	217,452

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.96%
Eastman Chemical Co. (3)			2,246	225,229

Pumps & Pumping Equipment - 2.01%
ITT, Inc. (3)			3,003	231,291

Radio & TV Broadcasting & Communications Equipment - 1.94%
Qualcomm, Inc. (3)			1,465	223,178

Railroads, Line-Haul Operating - 3.88%
CSX Corp. (3)			2,489	225,877
Union Pacific Corp. (3)			1,059	220,505

				446,382

Retail-Lumber & Other Building Materials Dealers - 3.71%
Lowe's Companies, Inc. (3)			1,336	214,441
The Home Depot, Inc. (3)			800	212,496

				426,937

Retail-Radio Tv & Consumer Electronics Stores - 1.59%
Best Buy Co., Inc. (3)			1,831	182,716

Retail-Variety Stores - 3.88%
Target Corp. (3)			1,337	236,021
Walmart, Inc. (3)			1,459	210,315

				446,336

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.02%
T. Rowe Price Group, Inc.			1,536	232,535

Semiconductors & Related Devices - 2.00%
Texas Instruments, Inc.			1,401	229,946

Services-Help Supply Services - 1.89%
Robert Half International, Inc. (3)			3,482	217,555

Surgical & Medical Instruments & Apparatus - 1.91%
3M Co. (3)			1,255	219,361

Uniform Rental - 1.93%
Cintas Corporation			628	221,973

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.66%
AmerisourceBergen Corp. (3)			2,207	215,756
Cardinal Health, Inc. (3)			3,998	214,133
McKesson Corp. (3)			1,274	221,574

				651,463

Wholesale-Durable Goods - 1.92%
W.W. Grainger, Inc. (3)			540	220,504

Wholesale-Industrial Machinery & Equipment - 1.94%
MSC Industrial Direct Co., Inc. Class A (3)			2,641	222,874

Total Common Stock			(Cost $ 9,364,509)	11,187,294

Money Market Registered Investment Companies - 2.18%

First American Government Obligations Fund Class X - .04% (5)			251,291	251,291

Total Money Market Registered Investment Companies			(Cost $ 251,291)	251,291

Total Investments - 99.54%			(Cost $ 9,615,800)	11,453,844

Other Assets less Liabilities - .46%				53,309

Total Net Assets - 100.00%				11,507,153

Options

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($)**	Value ($)
Put Options
SPDR S&P 500 ETF Trust, January 15, 2021, Put @ $290.00	113	1/15/2021	3,277,000	1,469
SPDR S&P 500 ETF Trust, January 29, 2021, Put @ $295.00	116	1/29/2021	3,422,000	4,176
SPDR S&P 500 ETF Trust, February 19, 2021, Put @ $300.00	108	2/19/2021	3,240,000	9,504
SPDR S&P 500 ETF Trust, December 31, 2020, Put @ $290.00	110	12/31/2020	3,190,000	110

Total Options	447		13,129,000	15,259

Put Options Written
SPDR S&P 500 ETF Trust, January 15, 2021, Put @ $345.00	(113.00)	1/15/2021	(3,898,500)	(9,379)
SPDR S&P 500 ETF Trust, January 29, 2021, Put @ $350.00	(116.00)	1/29/2021	(4,060,000)	(28,304)
SPDR S&P 500 ETF Trust, February 19, 2021, Put @ $356.00	(108.00)	2/19/2021	(3,844,800)	(59,832)

Total Options	(337.00)		(11,803,300)	(97,515)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$11,453,844	$(97,515)
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$11,453,844	$(97,515)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $7,100,669
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at December 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at December 31, 2020.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.